GENERAL -Narrative (Details)	Dec. 31, 2024 vessel carrier tanker drillingRig	Dec. 31, 2023 carrier
Off Shore Assets And Charters [Line Items]
Number of tankers owned | tanker	18
Number of drybulk carriers | carrier	15
Number of container vessels owned | vessel	29
Number of car carriers | carrier	7
Number of drilling rigs | drillingRig	2
Number of leased-in container vessels | vessel	4
Newbuilding dual-fuel car carriers using liquefied natural gas
Off Shore Assets And Charters [Line Items]
Number of dual-fuel car carriers | carrier		2
Newbuilding Dual-Fuel Container Vessels
Off Shore Assets And Charters [Line Items]
Number of dual-fuel car carriers | vessel	5